Document and Entity Information	Sep. 05, 2019
Cover [Abstract]
Entity Incorporation, State or Country Code	MO
Amendment Flag	false
Entity Central Index Key	0001711269
Document Type	8-K
Document Period End Date	Sep. 05, 2019
Entity File Number	001-38515
Entity Registrant Name	Evergy, Inc.
Entity Tax Identification Number	82-2733395
Entity Address, Address Line One	1200 Main Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	816
Local Phone Number	556-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Evergy, Inc. common stock
Trading Symbol	EVRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false